Debt and Credit Agreements - Summary of Principal Repayments, Interest Payments and Related Weighted Average Interest Rates (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Debt Instrument [Line Items]
1 year	$ 731
2 years	653
3 years	803
4 years	603
5 years	131
Long-term Debt Principal Repayments during 5 years	2,921
6 – 10 years	850
Over 10 years	6,945
Long-term debt, Total	10,716
Interest payments	$ 8,181
Weighted average interest rate	4.20%
2019 [Member]
Debt Instrument [Line Items]
Interest payments	$ 448
Weighted average interest rate	1.90%
2020 [Member]
Debt Instrument [Line Items]
Interest payments	$ 429
Weighted average interest rate	2.90%
2021 [Member]
Debt Instrument [Line Items]
Interest payments	$ 411
Weighted average interest rate	2.10%
2022 [Member]
Debt Instrument [Line Items]
Interest payments	$ 393
Weighted average interest rate	3.20%
2023 [Member]
Debt Instrument [Line Items]
Interest payments	$ 379
Weighted average interest rate	6.10%
5 Years, Total [Member]
Debt Instrument [Line Items]
Interest payments	$ 2,060
Weighted average interest rate	2.60%
2024-2028 [Member ]
Debt Instrument [Line Items]
Interest payments	$ 1,806
Weighted average interest rate	2.90%
2029 and thereafter [Member]
Debt Instrument [Line Items]
Interest payments	$ 4,315
Weighted average interest rate	5.10%